Net Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net Fee And Commission Income [Line Items]
Fee and commission income	£ 407	£ 539
Fee and commission expense	(186)	(204)
Net fee and commission income	£ 221	£ 335